UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 95.8%
Aerospace & Defense - 0.4%
$2,370,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	$2,248,668

Automobiles - 1.4%
3,850,000	Ford Motor Co., Notes, 7.450% due 7/16/31	2,560,250
6,560,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	4,657,600

	Total Automobiles	7,217,850

Beverages - 1.0%
5,486,000	Diageo Capital PLC, Notes, 4.850% due 5/15/18 (a)	5,232,322

Building Products - 0.6%
2,919,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (b)	3,082,344

Capital Markets - 7.4%
3,026,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	2,706,270
1,335,000	Deutsche Bank AG London, 5.375% due 10/12/12	1,396,610
3,680,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (c)(d)	2,453,309
	Kaupthing Bank HF:
1,963,000	Notes, 5.750% due 10/4/11 (b)	1,568,109
3,927,000	Subordinated Notes, 7.125% due 5/19/16 (b)	2,653,419
4,812,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (c)(d)	3,046,112
4,081,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17 (a)	3,882,108
	Merrill Lynch & Co. Inc.:
2,670,000	Senior Notes, 6.400% due 8/28/17	2,639,367
	Subordinated Notes:
5,790,000	5.700% due 5/2/17 (a)	5,509,695
1,309,000	6.110% due 1/29/37	1,037,685
	Morgan Stanley:
1,750,000	6.625% due 4/1/18	1,753,784
5,460,000	Senior Notes, 5.250% due 11/2/12 (a)	5,458,935
5,606,000	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16 (a)(c)(d)	4,695,815

	Total Capital Markets	38,801,218

Chemicals - 0.2%
950,000	PPG Industries Inc., 5.750% due 3/15/13	981,094

Commercial Banks - 13.4%
3,280,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (b)	3,250,808
2,820,000	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	2,671,239
3,700,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (c)(d)	2,707,642
3,026,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	2,982,743
3,680,000	Barclays Bank PLC, Junior Subordinated Bonds, 7.434% due 12/15/17 (b)(c)(d)	3,332,553
1,232,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (c)	822,475
	Glitnir Banki HF:
1,963,000	Notes, 6.330% due 7/28/11 (b)	1,686,890
3,758,000	Subordinated Bonds, 7.451% due 9/14/16 (b)(c)(d)	3,052,571
2,857,000	Subordinated Notes, 6.693% due 6/15/16 (b)(c)	2,304,339
2,472,000	HSBK Europe BV, 7.250% due 5/3/17 (b)	2,150,640
	ICICI Bank Ltd., Subordinated Bonds:
735,000	6.375% due 4/30/22 (b)(c)	633,133
438,000	6.375% due 4/30/22 (b)(c)	381,605

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 13.4% (continued)
$1,980,000	Landsbanki Islands HF, 7.431% due 10/19/17 (b)(c)(d)	$1,660,252
7,323,000	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (a)(c)(d)	6,022,999
4,364,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)(d)	3,816,283
300,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes, 7.640% due 9/29/17 (c)(d)	258,768
6,753,000	Russian Agricultural Bank, Loan Participation Notes, 7.175% due 5/16/13 (a)(b)	6,896,501
5,272,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)(d)	3,499,190
366,000	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	333,684
2,256,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (c)	1,791,557
1,420,000	SunTrust Preferred Capital I, 5.853% due 12/15/11 (c)(d)	1,053,214
	TuranAlem Finance BV, Bonds:
1,948,000	8.250% due 1/22/37 (b)	1,532,686
423,000	8.250% due 1/22/37 (b)	334,931
2,271,000	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 3.839% due 8/1/08 (b)(c)	2,248,290
4,090,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (c)(d)	2,915,933
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	1,092,874
3,811,000	Subordinated Notes, 5.625% due 10/15/16 (a)	3,641,872
	Wells Fargo & Co., Senior Notes:
3,140,000	5.250% due 10/23/12	3,259,697
2,205,000	4.375% due 1/31/13	2,196,070
1,809,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	1,635,170

	Total Commercial Banks	70,166,609

Commercial Services & Supplies - 0.4%
1,717,000	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	1,896,852

Consumer Finance - 3.4%
4,129,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)(b)	3,832,530
	American Express Co.:
710,000	7.000% due 3/19/18	746,711
5,159,000	Subordinated Debentures, 6.800% due 9/1/66 (a)(c)	4,858,215
1,000,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	950,189
3,875,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	2,783,099
1,902,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (c)	1,239,986
	SLM Corp., Medium-Term Notes:
3,325,000	5.000% due 10/1/13	2,505,550
454,000	5.050% due 11/14/14	330,615
816,000	5.625% due 8/1/33	557,891

	Total Consumer Finance	17,804,786

Diversified Financial Services - 12.3%
3,734,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (a)(b)	3,618,440
1,752,000	AGFC Capital Trust I, 6.000% due 1/15/67 (b)(c)	1,446,071
3,542,000	Capital One Bank, Notes, 5.750% due 9/15/10 (a)	3,442,952
2,680,000	Capital One Capital IV, Capital Securities, 6.745% due 2/17/37 (c)	1,918,328
1,417,000	Capmark Financial Group Inc., 5.875% due 5/10/12 (b)	898,511
4,730,000	Citigroup Inc., 6.875% due 3/5/38 (a)	4,741,607
	General Electric Capital Corp.:
6,757,000	Global Medium-Term Notes, 6.000% due 6/15/12 (a)	7,211,003
270,000	Medium-Term Notes, 6.750% due 3/15/32	289,270
50,000	Senior Notes, Medium-Term Notes, 6.150% due 8/7/37	50,097
2,400,000	Subordinated Debentures, 6.375% due 11/15/67 (c)	2,352,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 12.3% (continued)
$1,240,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (b)(c)	$1,033,614
2,695,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	2,340,422
1,933,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (b)(c)	1,729,936
	International Lease Finance Corp.:
1,320,000	6.375% due 3/25/13	1,320,371
5,351,000	Notes, 5.875% due 5/1/13 (a)	5,313,479
	JPMorgan Chase & Co., Subordinated Notes:
5,082,000	6.625% due 3/15/12 (a)	5,407,639
3,850,000	6.125% due 6/27/17 (a)	4,022,738
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (c)(d)	1,030,782
	Residential Capital LLC:
5,000,000	7.828% due 4/17/09 (b)(c)	1,875,000
	Senior Notes:
6,276,000	8.000% due 2/22/11	3,106,620
273,000	8.500% due 6/1/12	135,135
2,194,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (b)(c)(d)	1,731,066
	TNK-BP Finance SA:
1,394,000	7.500% due 7/18/16 (b)	1,298,163
1,170,000	Senior Notes, 7.875% due 3/13/18 (b)	1,086,638
7,238,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (a)(b)(c)	6,589,837

	Total Diversified Financial Services	63,990,319

Diversified Telecommunication Services - 6.6%
2,133,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	2,499,590
3,200,000	AT&T Inc., 5.500% due 2/1/18	3,139,113
1,155,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	1,438,348
4,478,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	4,434,272
	Embarq Corp.:
2,718,000	Notes, 7.995% due 6/1/36	2,488,753
1,886,000	Senior Notes, 6.738% due 6/1/13	1,825,712
	France Telecom SA, Notes:
2,117,000	7.750% due 3/1/11	2,297,051
1,347,000	8.500% due 3/1/31	1,673,497
	Koninklijke KPN NV, Senior Notes:
1,709,000	8.000% due 10/1/10	1,836,085
1,725,000	8.375% due 10/1/30	1,979,246
1,848,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,838,427
3,850,000	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	3,263,799
2,695,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	2,826,583
	Verizon Global Funding Corp.:
	Notes:
480,000	7.375% due 9/1/12	527,724
1,540,000	7.750% due 6/15/32	1,681,557
144,000	Senior Notes, 5.850% due 9/15/35	131,603
514,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	541,046

	Total Diversified Telecommunication Services	34,422,406

Electric Utilities - 4.1%
	Commonwealth Edison Co.:
1,400,000	5.800% due 3/15/18	1,395,244
1,040,000	6.450% due 1/15/38	1,005,470
1,040,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (b)	1,076,400
	Enersis SA, Notes:
186,000	7.375% due 1/15/14	205,426

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 4.1% (continued)
$264,000	7.400% due 12/1/16	$285,781
1,925,000	Exelon Corp., Senior Notes, 6.750% due 5/1/11	2,032,644
	FirstEnergy Corp., Notes:
2,628,000	6.450% due 11/15/11	2,753,090
5,883,000	7.375% due 11/15/31 (a)	6,418,147
2,605,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	2,562,007
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31 (a)	3,622,490

	Total Electric Utilities	21,356,699

Energy Equipment & Services - 0.7%
685,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (b)	673,034
2,760,000	Transocean Inc., 5.250% due 3/15/13	2,823,463

	Total Energy Equipment & Services	3,496,497

Food & Staples Retailing - 1.9%
1,448,000	CVS Corp., Senior Notes, 5.750% due 8/15/11	1,515,901
1,186,000	Delhaize Group, 6.500% due 6/15/17	1,226,902
2,887,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,093,880
	Safeway Inc.:
750,000	Notes, 5.800% due 8/15/12	787,119
3,100,000	Senior Notes, 6.350% due 8/15/17	3,282,478

	Total Food & Staples Retailing	9,906,280

Food Products - 0.3%
1,360,000	Tyson Foods Inc., Senior Notes, 6.850% due 4/1/16	1,368,446

Gas Utilities - 0.7%
3,657,000	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15 (a)	3,557,489

Health Care Equipment & Supplies - 0.7%
2,572,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	2,719,283
1,209,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	1,200,324

	Total Health Care Equipment & Supplies	3,919,607

Health Care Providers & Services - 4.6%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,761,362
1,671,000	Cardinal Health Inc., 5.800% due 10/15/16	1,681,566
3,303,000	HCA Inc., Senior Notes, 6.500% due 2/15/16	2,799,292
3,657,000	Humana Inc., Senior Notes, 6.300% due 8/1/18 (a)	3,641,527
1,432,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,470,018
5,236,000	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14 (a)	5,100,812
2,603,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	2,721,212
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (a)	3,599,920

	Total Health Care Providers & Services	23,775,709

Household Durables - 1.5%
1,232,000	Black & Decker Corp., Senior Notes, 5.750% due 11/15/16	1,186,975
3,781,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	2,930,275
5,197,000	Lennar Corp., Senior Notes, 5.600% due 5/31/15 (a)	3,871,765

	Total Household Durables	7,989,015

Independent Power Producers & Energy Traders - 1.2%
	Energy Future Holdings, Senior Notes:
10,000	10.875% due 11/1/17 (b)	10,150
3,160,000	11.250% due 11/1/17 (b)(e)	3,144,200
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	29,862
3,349,000	6.500% due 11/15/24	2,394,796

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 1.2% (continued)
$1,043,000	6.550% due 11/15/34	$741,550

	Total Independent Power Producers & Energy Traders	6,320,558

Industrial Conglomerates - 0.8%
	Tyco International Group SA:
	Notes:
100,000	6.125% due 11/1/08	100,762
40,000	6.125% due 1/15/09	40,465
4,000,000	6.875% due 1/15/29 (a)	3,921,516
320,000	Senior Notes, 6.375% due 10/15/11	319,125

	Total Industrial Conglomerates	4,381,868

Insurance - 3.7%
1,078,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	1,075,119
1,771,000	Allstate Corp., 6.500% due 5/15/57 (c)	1,462,701
2,064,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	1,676,975
1,301,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/37 (c)	1,213,880
1,063,000	Everest Reinsurance Holdings Inc., 6.600% due 5/15/37 (c)	897,427
550,000	Hartford Financial Services Group Inc., 6.300% due 3/15/18	552,052
1,240,000	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37 (b)	1,048,068
4,027,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	3,209,156
	Prudential Financial Inc.:
1,670,000	5.150% due 1/15/13	1,669,212
1,424,000	Medium-Term Notes, 5.700% due 12/14/36	1,217,012
4,066,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(c)	3,592,205
1,709,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	1,702,771

	Total Insurance	19,316,578

IT Services - 0.6%
	Electronic Data Systems Corp., Notes:
1,767,000	7.125% due 10/15/09	1,802,837
1,540,000	7.450% due 10/15/29	1,460,391

	Total IT Services	3,263,228

Leisure Equipment & Products - 0.3%
1,300,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	1,360,685

Media - 5.3%
	Comcast Corp., Notes:
4,235,000	6.500% due 1/15/17 (a)	4,332,490
5,956,000	6.450% due 3/15/37 (a)	5,630,296
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25 (a)	4,475,336
1,910,000	News America Inc., Notes, 6.150% due 3/1/37	1,810,138
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,392,511
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24 (a)	3,961,369
1,563,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	1,763,598
601,000	Time Warner Inc., Senior Debentures, 7.700% due 5/1/32	634,512
	Viacom Inc., Senior Notes:
1,440,000	5.750% due 4/30/11	1,456,344
1,070,000	8.625% due 8/1/12	1,156,721

	Total Media	27,613,315

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 2.8%
$7,469,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	$7,945,149
6,689,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (a)	6,560,003

	Total Metals & Mining	14,505,152

Multi-Utilities - 1.1%
5,467,000	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15 (a)	5,594,512

Multiline Retail - 0.9%
1,350,000	Macys Retail Holdings Inc., 5.875% due 1/15/13	1,299,831
3,965,000	May Department Stores Co., 6.650% due 7/15/24	3,377,962

	Total Multiline Retail	4,677,793

Oil, Gas & Consumable Fuels - 9.4%
5,867,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (a)	6,620,076
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	1,029,175
3,696,000	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11 (a)	4,003,707
378,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	431,674
1,710,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37 (b)	1,676,094
2,040,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	2,514,025
2,200,000	EOG Resources Inc., Senior Notes, 5.875% due 9/15/17	2,310,532
	Gazprom, Loan Participation Notes:
1,694,000	6.212% due 11/22/16 (b)	1,571,185
878,000	Senior Notes, 6.510% due 3/7/22 (b)	784,713
354,000	Hess Corp., 7.875% due 10/1/29	421,284
1,070,000	Intergas Finance BV, 6.375% due 5/14/17 (b)	936,250
493,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	578,981
	Kinder Morgan Energy Partners LP:
2,040,000	Medium-Term Notes, 6.950% due 1/15/38	2,008,200
770,000	Senior Notes, 7.125% due 3/15/12	818,768
1,270,000	LUKOIL International Finance BV, 6.356% due 6/7/17 (b)	1,184,275
	Pemex Project Funding Master Trust:
210,000	6.625% due 6/15/35 (b)	218,374
12,475,000	Senior Bonds, 6.625% due 6/15/35 (a)	12,925,684
1,207,000	Petrobras International Finance Co., 5.875% due 3/1/18	1,167,828
2,479,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (b)	2,224,903
3,888,000	Valero Energy Corp., Notes, 4.750% due 6/15/13 (a)	3,878,471
1,860,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	1,846,415

	Total Oil, Gas & Consumable Fuels	49,150,614

Paper & Forest Products - 0.4%
1,979,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	2,082,567

Pharmaceuticals - 0.6%
3,080,000	Wyeth, Notes, 6.700% due 3/15/11	3,331,479

Real Estate Investment Trusts (REITs) - 0.5%
3,715,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	2,751,377

Road & Rail - 0.6%
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	3,047,180

Thrifts & Mortgage Finance - 2.5%
6,260,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12 (a)	5,676,581
	Washington Mutual Inc.:
5,486,000	Notes, 4.200% due 1/15/10 (a)	4,610,100
3,842,000	Subordinated Notes, 4.625% due 4/1/14	2,711,906

	Total Thrifts & Mortgage Finance	12,998,587

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Tobacco - 0.3%
$1,540,000	Reynolds American Inc., 7.625% due 6/1/16	$1,628,033

Wireless Telecommunication Services - 3.2%
2,050,000	America Movil SAB de CV, 5.625% due 11/15/17	2,036,911
	New Cingular Wireless Services Inc.:
1,386,000	Notes, 8.125% due 5/1/12	1,552,420
2,830,000	Senior Notes, 8.750% due 3/1/31 (a)	3,443,884
	Sprint Capital Corp.:
1,320,000	Global Notes, 6.900% due 5/1/19	1,041,349
3,260,000	Notes, 8.750% due 3/15/32	2,760,858
1,540,000	Senior Notes, 8.375% due 3/15/12	1,425,658
4,774,000	Vodafone Group PLC, Notes, 5.000% due 9/15/15 (a)	4,544,065

	Total Wireless Telecommunication Services	16,805,145

	TOTAL CORPORATE BONDS & NOTES (Cost - $541,777,005)	500,042,881

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
	Thornburg Mortgage Securities Trust:
2,066,177	6.217% due 9/25/37 (c)	1,867,316
2,222,261	6.225% due 9/25/37 (c)	2,070,579

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,249,940)	3,937,895

SOVEREIGN BONDS - 2.2%
Canada - 0.9%
3,850,000	Province of Saskatchewan, Debentures, 8.000% due 2/1/13 (a)	4,642,973

Mexico - 0.2%
	United Mexican States, Medium-Term Notes:
494,000	7.500% due 4/8/33	600,235
452,000	Series A, 6.750% due 9/27/34	504,567

	Total Mexico	1,104,802

Supranational - 1.1%
5,236,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (a)	5,635,591

	TOTAL SOVEREIGN BONDS (Cost - $10,727,503)	11,383,366

SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
64,625	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	1,576,850
46,575	Federal National Mortgage Association (FNMA), 8.250%	1,120,129

	TOTAL PREFERRED STOCKS (Cost - $2,780,000)	2,696,979

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $559,534,448)	518,061,121

FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Discount Notes:
$110,000	4.204% due 4/30/08 (f)(g)	109,633

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 0.1% (continued)
$506,000	1.825% due 12/15/08 (f)(g)	$498,911

	Total U.S. Government Agencies (Cost - $609,107)	608,544

Repurchase Agreement - 0.0%
31,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $31,002; (Fully collateralized by various U.S. government agency obligations, 2.435% to 6.150% due 9/3/09 to 1/11/27; Market value - $32,031) (Cost - $31,000)	31,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $640,107)	639,544

	TOTAL INVESTMENTS - 99.4% (Cost - $560,174,555#)	518,700,665
	Other Assets in Excess of Liabilities - 0.6%	3,272,723

	TOTAL NET ASSETS - 100.0%	$521,973,388

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investment Grade Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(e)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Notes to Schedule of Investments (unaudited) (continued)

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$518,700,665	$2,696,979	$516,003,686	—
Other Financial Instruments*	(1,155,841)	(1,155,841)	—	—

Total	$517,544,824	$1,541,138	$516,003,686	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,110,835
Gross unrealized depreciation	(46,584,725)

Net unrealized depreciation	$(41,473,890)

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	381	6/08	$92,870,267	$93,087,825	$217,558
Eurodollar	285	9/08	69,530,738	69,757,312	226,574
U.S. Treasury 5-Year Notes	141	6/08	15,898,143	16,107,047	208,904

					653,036

Contracts to Sell:

U.S. Treasury Bonds	20	6/08	$2,308,978	$2,375,937	$(66,959)
U.S. Treasury 10-Year Notes	468	6/08	53,928,145	55,670,063	(1,741,918)

					(1,808,877)

Net Unrealized Loss on Open Futures Contracts					$(1,155,841)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 28, 2008